DRY DOCK (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capitalized Amounts in Dry Dock [Abstract]
Original book value	$ 27,760	$ 40,363
Accumulated amortization	(17,479)	(26,812)
Net book value	10,281	13,551
Amortization expense	$ 9,860	$ 7,493	$ 3,409